BUSINESS ACQUISITIONS AND DISPOSALS - Disposal of subsidiaries under common control (Details) - RUB (₽) ₽ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Dec. 31, 2015
Rent-Nedvizhimost
Disposal of subsidiaries under common control
Consideration received net of cash disposed		₽ 1,193
Cash disposed		157
Asset disposed other than cash		2,013
Liabilities disposed		₽ 316
Intellect Telecom
Disposal of subsidiaries under common control
Percentage of voting rights disposed	47.30%
Consideration received for disposal of company	₽ 344